Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

As at December 31	2019	2018
Balance, beginning of year	$500.6	$88.3
Obligations acquired (note 3)	—	399.1
New obligations	7.0	3.3
Obligations settled	(2.5)	(4.2)
Disposals	(6.2)	(1.6)
Revision in estimated cash flow	(128.5)	3.8
Accretion expense (a)	18.9	12.3
Foreign exchange translation	(20.7)	20.3
Reclassified to liabilities associated with assets held for sale (note 5)	(0.2)	(10.8)
Total	$368.4	$510.5
Less current portion (included in accounts payable and accrued liabilities)	(6.4)	(9.9)
Balance, end of year	$362.0	$500.6

(a)
Certain amounts relating to Utility asset retirement obligations are recorded through regulatory assets or liabilities on the Consolidated Balance Sheets due to regulatory treatment. The remaining portion is recorded through the Consolidated Statements of Income (Loss).